May 2, 2013

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Subj:      Variable Annuity Account XIV (SecureDesigns)
File Nos. 333-41180 and 811-10011

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for Variable Annuity Account XIV does not differ from that contained in Post-Effective Amendment No. 22 under the Securities Act of 1933 and Post-Effective Amendment No. 55 under the Investment Company Act of 1940.  This Post-Effective Amendment was filed electronically on April 30, 2013.

If you have any questions concerning this filing, please contact me at (785) 438-3321 or Thomas Bisset at (202) 383-0118.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President and
Associate General Counsel
Security Benefit Life Insurance Company

A GUGGENHEIM PARTNERS COMPANY